Other Comprehensive Income/(Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			8 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 23, 2012
Comprehensive Income (Loss) [Line Items]
Net loss	$ (195,571)	$ (77,021)	$ 1,012,903	$ 923,159	$ 989,510
Loss from continuing operations	(192,697)	(71,718)	1,027,333	939,908	1,005,948
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments	116	422	(115)	180	(1,158)
Net change in fair value of net investment hedges		72,903
Net pension and post-retirement benefit gains/(losses)		39,682	(75,526)	112,674	(25,656)
Reclassification of net pension and post-retirement benefit losses to net income	(2,958)		23,694	25,070	25,276
Net change in fair value of cash flow hedges	(364)	67,376	17,714	(17,761)	(10,216)
Net hedging gains/losses reclassified into earnings	(2,883)	(1,523)	25,941	(10,664)	(14,958)
H.J. Heinz Holding Corporation [Member]
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments	116	422	(115)	180	(1,158)
Net change in fair value of net investment hedges		72,903
Net pension and post-retirement benefit gains/(losses)		39,682	(75,526)	112,665	(25,670)
Reclassification of net pension and post-retirement benefit losses to net income	(2,958)		23,694	25,070	25,276
Net change in fair value of cash flow hedges	(377)	67,210	17,712	(17,770)	(10,348)
Net hedging gains/losses reclassified into earnings	(2,882)	(1,505)	25,954	(10,756)	(15,149)
Noncontrolling Interest [Member]
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments	0	0	0	0	0
Net change in fair value of net investment hedges		0
Net pension and post-retirement benefit gains/(losses)		0	0	9	14
Reclassification of net pension and post-retirement benefit losses to net income	0		0	0	0
Net change in fair value of cash flow hedges	13	166	2	9	132
Net hedging gains/losses reclassified into earnings	(1)	(18)	(13)	92	191
Successor [Member]
Comprehensive Income (Loss) [Line Items]
Net loss		(77,021)
Loss from continuing operations		(71,718)
Foreign currency translation adjustments		128,941
Net deferred (losses) on net investment hedges from periodic revaluations		(117,694)
Net pension and post-retirement benefit gains/ (losses)		102,452
Reclassification of net pension and post-retirement benefit losses to net income		0
Net deferred gains/(losses) on derivatives from periodic revaluations		111,196
Net deferred (gains)/losses on derivatives reclassified to earnings		(2,743)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		150,434
Successor [Member] | H.J. Heinz Holding Corporation [Member]
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments		140,242
Net deferred (losses) on net investment hedges from periodic revaluations		(117,694)
Net pension and post-retirement benefit gains/ (losses)		102,464
Reclassification of net pension and post-retirement benefit losses to net income		0
Net deferred gains/(losses) on derivatives from periodic revaluations		110,686
Net deferred (gains)/losses on derivatives reclassified to earnings		(2,688)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		155,989
Successor [Member] | Noncontrolling Interest [Member]
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments		(11,301)
Net deferred (losses) on net investment hedges from periodic revaluations		0
Net pension and post-retirement benefit gains/ (losses)		(12)
Reclassification of net pension and post-retirement benefit losses to net income		0
Net deferred gains/(losses) on derivatives from periodic revaluations		510
Net deferred (gains)/losses on derivatives reclassified to earnings		(55)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(5,555)
Predecessor [Member]
Comprehensive Income (Loss) [Line Items]
Net loss	(195,571)		1,012,903	923,159	989,510	722,331
Loss from continuing operations	(192,697)		1,027,333	939,908	1,005,948
Foreign currency translation adjustments	(97,863)		(228,980)
Net deferred (losses) on net investment hedges from periodic revaluations	0		0
Net pension and post-retirement benefit gains/ (losses)	0		(189,302)	(258,079)	77,298
Reclassification of net pension and post-retirement benefit losses to net income	7,266		54,833	56,813	53,353
Net deferred gains/(losses) on derivatives from periodic revaluations	(1,059)		(11,743)	30,377	9,395
Net deferred (gains)/losses on derivatives reclassified to earnings	6,552		29,608	(13,811)	(20,794)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(277,801)		681,749	377,717	1,693,076
Predecessor [Member] | H.J. Heinz Holding Corporation [Member]
Comprehensive Income (Loss) [Line Items]
Loss from continuing operations	(195,571)		1,012,903
Foreign currency translation adjustments	(93,780)		(213,259)
Net deferred (losses) on net investment hedges from periodic revaluations	0		0
Net pension and post-retirement benefit gains/ (losses)	0		(189,294)
Reclassification of net pension and post-retirement benefit losses to net income	7,291		54,833
Net deferred gains/(losses) on derivatives from periodic revaluations	(1,099)		(11,736)
Net deferred (gains)/losses on derivatives reclassified to earnings	6,551		29,646
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(276,608)		683,093
Predecessor [Member] | Noncontrolling Interest [Member]
Comprehensive Income (Loss) [Line Items]
Loss from continuing operations	2,874		14,430
Foreign currency translation adjustments	(4,083)		(15,721)
Net deferred (losses) on net investment hedges from periodic revaluations	0		0
Net pension and post-retirement benefit gains/ (losses)	0		(8)
Reclassification of net pension and post-retirement benefit losses to net income	(25)		0
Net deferred gains/(losses) on derivatives from periodic revaluations	40		(7)
Net deferred (gains)/losses on derivatives reclassified to earnings	1		(38)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (1,193)		$ (1,344)